Putnam VT High Yield Fund
The fund's portfolio
3/31/19 (Unaudited)

CORPORATE BONDS AND NOTES (86.1%)(a)
		Principal amount	Value
Advertising and marketing services (0.2%)
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25		$145,000	$148,625
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		140,000	143,150

			291,775
Automotive (0.4%)
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		720,000	731,700

			731,700
Broadcasting (2.6%)
CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		655,000	651,725
Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22		270,000	275,738
Clear Channel Worldwide Holdings, Inc. 144A company guaranty sr. unsec. notes 9.25%, 2/15/24		225,000	238,500
Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26		180,000	183,186
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27		630,000	669,375
iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19 (In default)(NON)		575,000	408,250
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24		785,000	796,775
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24		240,000	242,100
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		660,000	660,000
Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23		355,000	339,913
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25		465,000	433,031

			4,898,593
Building materials (1.2%)
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26		100,000	101,375
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23		235,000	242,638
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		320,000	301,600
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		135,000	128,250
Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25		255,000	267,008
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		335,000	343,375
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		320,000	309,696
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		30,000	28,650
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25		495,000	426,492

			2,149,084
Cable television (5.3%)
Altice Luxembourg SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)		1,090,000	1,090,000
Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20		75,000	78,375
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		450,000	464,625
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24		1,210,000	1,261,375
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26		215,000	224,944
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23		255,000	260,990
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		1,085,000	1,101,275
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21		180,000	192,375
CSC Holdings, LLC 144A sr. unsec. notes 7.75%, 7/15/25		255,000	273,488
CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.875%, 10/15/25		200,000	230,900
CSC Holdings, LLC 144A sr. unsec. unsub. notes 7.50%, 4/1/28		855,000	916,175
CSC Holdings, LLC 144A sr. unsec. unsub. notes 5.125%, 12/15/21		560,000	560,700
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		1,020,000	856,800
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		110,000	114,675
Unitymedia GmbH 144A company guaranty sr. notes 6.125%, 1/15/25 (Germany)		200,000	207,250
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)		480,000	494,400
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		325,000	331,500
Virgin Media Finance PLC 144A company guaranty sr. unsec. unsub. notes 5.75%, 1/15/25 (United Kingdom)		540,000	548,775
Ziggo Bond Co. BV 144A sr. unsec. notes 6.00%, 1/15/27 (Netherlands)		400,000	384,000
Ziggo BV 144A company guaranty sr. notes 5.50%, 1/15/27 (Netherlands)		195,000	192,563

			9,785,185
Capital goods (5.3%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		535,000	510,256
ARD Securities Finance SARL 144A sr. notes 8.75%, 1/31/23 (Luxembourg)(PIK)		218,287	206,827
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)		680,000	715,700
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/15/25 (Ireland)		285,000	285,000
ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)		395,000	409,195
Berry Global, Inc. 144A notes 4.50%, 2/15/26		110,000	104,522
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)		150,000	165,750
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		290,000	299,150
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)		630,000	654,413
Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20		380,000	393,300
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26		220,000	221,056
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		305,000	338,550
GFL Environmental, Inc. 144A sr. unsec. notes 5.375%, 3/1/23 (Canada)		210,000	198,713
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		525,000	549,938
Hulk Finance Corp. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)		695,000	656,775
MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23		245,000	246,225
Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25		205,000	210,381
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		60,000	61,200
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		310,000	310,775
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		220,000	218,900
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		350,000	345,625
Resideo Funding, Inc. 144A company guaranty sr. unsec. notes 6.125%, 11/1/26		230,000	236,900
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		490,000	504,700
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25		295,000	297,213
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)		200,000	172,500
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25		120,000	121,812
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		720,000	712,692
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		445,000	463,468
Vertiv Group Corp. 144A sr. unsec. notes 9.25%, 10/15/24		180,000	179,100
Vertiv Intermediate Holding Corp. 144A sr. unsec. notes 12.00%, 2/15/22(PIK)		140,000	135,100

			9,925,736
Chemicals (3.6%)
Alpha 2 BV 144A sr. unsec. notes 8.75%, 6/1/23 (Netherlands)(PIK)		310,000	301,475
Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)		400,000	384,000
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24		235,000	235,294
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		425,000	364,438
Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27		215,000	213,587
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25		345,000	363,113
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		670,000	623,100
Diamond (BC) BV 144A sr. unsec. notes 5.625%, 8/15/25	EUR	400,000	419,301
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		$850,000	864,875
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26		455,000	444,913
Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25		190,000	191,900
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25		435,000	424,125
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes 8.00%, 10/1/26 (Netherlands)		640,000	641,600
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 5.182%, 4/24/28 (Switzerland)		390,000	396,352
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 4.892%, 4/24/25 (Switzerland)		390,000	397,164
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		165,000	152,625
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		330,000	350,625

			6,768,487
Commercial and consumer services (1.5%)
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26		325,000	332,313
Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25		430,000	434,601
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		165,000	172,425
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		500,000	520,000
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		95,000	94,525
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		95,000	91,794
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		485,000	465,600
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		145,000	146,994
Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23		460,000	471,463
Star Merger Sub, Inc. 144A sr. notes 6.875%, 8/15/26		155,000	158,488

			2,888,203
Construction (2.6%)
Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23		175,000	182,000
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25		385,000	363,825
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		515,000	505,988
Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24		485,000	477,725
Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)		615,000	633,450
Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%, 1/11/25 (Mexico)		200,000	205,000
CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21		255,000	253,725
James Hardie International Finance DAC 144A sr. unsec. bonds 5.00%, 1/15/28 (Ireland)		200,000	193,500
NCI Building Systems, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26		365,000	328,044
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26		420,000	413,700
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		384,000	388,800
USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27		505,000	510,366
USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25		335,000	340,193

			4,796,316
Consumer (0.3%)
Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25		220,000	221,650
Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24		300,000	303,000

			524,650
Consumer staples (4.5%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)		510,000	503,625
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)		240,000	240,900
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)		370,000	366,300
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertson's, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		280,000	288,050
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		460,000	456,550
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		200,000	193,000
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25		480,000	430,800
CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22		655,000	602,600
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes 7.75%, 1/15/27		30,000	31,950
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 6.375%, 7/15/26		115,000	117,875
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23		375,000	281,250
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		475,000	498,750
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		600,000	603,000
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		480,000	472,200
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		405,000	408,797
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24		405,000	413,100
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		240,000	235,800
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		490,000	496,738
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		120,000	121,350
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		325,000	327,438
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		340,000	336,600
Netflix, Inc. 144A sr. unsec. bonds 6.375%, 5/15/29		170,000	183,813
Netflix, Inc. 144A sr. unsec. unsub. bonds 5.875%, 11/15/28		230,000	242,938
Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23		570,000	470,250

			8,323,674
Energy (oil field) (1.4%)
Apergy Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		415,000	420,188
Ensco PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)		265,000	223,594
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		575,000	515,332
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.50%, 1/15/23		50,000	47,725
Nine Energy Service, Inc. 144A sr. unsec. notes 8.75%, 11/1/23		160,000	165,200
SESI, LLC company guaranty sr. unsec. notes 7.75%, 9/15/24		320,000	264,800
SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21		195,000	174,769
Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)		345,000	35
Seventy Seven Operating, LLC escrow company guaranty sr. unsec. unsub. notes 6.625%, 11/15/19(F)		770,000	77
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		495,000	507,994
USA Compression Partners LP/USA Compression Finance Corp. 144A sr. unsec. notes 6.875%, 9/1/27		95,000	96,544
Weatherford International, Ltd. company guaranty sr. unsec. sub. notes 9.875%, 2/15/24		370,000	266,400

			2,682,658
Entertainment (1.8%)
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27		100,000	90,375
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26		220,000	198,550
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25		420,000	392,616
Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22		85,000	86,275
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		160,000	162,688
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25		830,000	758,205
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		290,000	291,813
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		325,000	335,563
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		780,000	771,264
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24		330,000	326,080

			3,413,429
Financials (9.1%)
Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22		490,000	495,513
Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23		275,000	281,875
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		1,260,000	1,563,975
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		180,000	191,720
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		360,000	432,900
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		215,000	227,094
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		270,000	292,961
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		600,000	629,250
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		220,000	234,091
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22		55,000	57,269
CNG Holdings, Inc. 144A sr. notes 9.375%, 5/15/20		560,000	551,600
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		470,000	486,450
Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23		265,000	275,269
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6.625%, 3/15/26		155,000	157,573
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		500,000	498,750
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		150,000	189,000
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		545,000	541,365
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		205,000	204,282
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		295,000	261,813
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		270,000	239,625
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		295,000	308,644
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		245,000	256,001
goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)		280,000	294,000
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		410,000	405,900
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		300,000	312,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22		290,000	297,497
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22		235,000	237,938
iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)		185,000	185,694
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)		45,000	44,156
Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37		150,000	171,750
Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13.00%, perpetual maturity (United Kingdom)	GBP	115,000	254,163
Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		$328,000	337,840
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		630,000	638,064
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 5.625%, 5/1/24(R)		205,000	213,200
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)		150,000	141,000
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 9.125%, 7/15/26		95,000	96,544
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 8.125%, 7/15/23		300,000	309,000
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		505,000	459,550
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity (United Kingdom)		675,000	844,594
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		160,000	162,899
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		330,000	340,313
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.125%, 5/15/22		215,000	222,525
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		420,000	417,900
Stearns Holdings, Inc. 144A company guaranty sr. notes 9.375%, 8/15/20		536,000	501,160
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		340,000	319,600
Travelport Corporate Finance PLC 144A company guaranty sr. notes 6.00%, 3/15/26 (United Kingdom)		400,000	432,000
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25		430,000	417,638
WeWork Cos, Inc. 144A company guaranty sr. unsec. notes 7.875%, 5/1/25		630,000	579,600

			17,014,295
Forest products and packaging (2.1%)
Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24		695,000	684,575
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24		395,000	392,156
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		740,000	713,634
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27		300,000	306,750
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		345,000	344,138
Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)		164,000	170,560
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		255,000	260,738
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		185,000	181,300
Mercer International, Inc. 144A sr. unsec. notes 7.375%, 1/15/25 (Canada)		75,000	78,750
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		645,000	731,269

			3,863,870
Gaming and lottery (3.1%)
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26		160,000	164,000
Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26		170,000	175,950
Cirsa Finance International SARL 144A sr. notes 7.875%, 12/20/23 (Luxembourg)		200,000	206,500
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		615,000	592,319
Eldorado Resorts, Inc. company guaranty sr. unsec. notes 6.00%, 9/15/26		60,000	60,900
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		215,000	224,978
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22		745,000	799,013
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21		590,000	607,700
Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24		185,000	193,788
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		340,000	330,650
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21		610,000	611,525
Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22		625,000	656,781
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/15/26		450,000	459,293
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		780,000	737,100

			5,820,497
Health care (8.3%)
Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23		680,000	578,000
ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25		435,000	195,750
Bausch Health Americas, Inc. 144A company guaranty sr. unsec. notes 9.25%, 4/1/26		370,000	404,891
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		395,000	418,700
Bausch Health Cos, Inc. 144A sr. notes 5.75%, 8/15/27		115,000	117,910
Bausch Health Cos., Inc. company guaranty sr. unsec. notes Ser. REGS, 4.50%, 5/15/23	EUR	275,000	311,140
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		$120,000	122,550
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25		320,000	347,616
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		835,000	826,650
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23		120,000	121,500
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24		500,000	529,000
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22		165,000	170,775
Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24		500,000	523,900
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		350,000	356,125
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		160,000	167,000
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23		1,295,000	1,218,466
CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22		612,000	406,980
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		155,000	148,800
CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24		296,000	220,609
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)		400,000	308,000
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		470,000	503,590
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24		320,000	339,262
HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22		210,000	231,525
Hologic, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/15/25		170,000	169,116
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23		490,000	499,188
Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21		370,000	400,525
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)		345,000	269,100
Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22		350,000	363,339
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25		90,000	88,988
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22		815,000	773,435
Par Pharmaceutical, Inc. 144A company guaranty sr. notes 7.50%, 4/1/27		310,000	314,263
Service Corp. International sr. unsec. notes 5.375%, 1/15/22		540,000	545,130
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		125,000	124,219
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24		575,000	590,094
Sotera Health Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23		310,000	312,325
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		195,000	195,302
Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20		715,000	740,919
Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22		245,000	263,583
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27		155,000	160,898
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		465,000	468,773
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		300,000	301,000
WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25		220,000	227,700
WellCare Health Plans, Inc. 144A sr. unsec. notes 5.375%, 8/15/26		130,000	136,013

			15,512,649
Homebuilding (1.7%)
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		580,000	579,229
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24		250,000	265,313
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 4/1/21		70,000	71,313
Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)		400,000	408,000
Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)		145,000	141,194
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		630,000	708,750
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 9.375%, 4/1/27		90,000	92,138
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		405,000	407,025
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23		535,000	514,938

			3,187,900
Lodging/Tourism (0.6%)
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		535,000	541,019
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		370,000	365,606
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26		295,000	300,163

			1,206,788
Media (1.2%)
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24		485,000	498,944
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24		310,000	324,725
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		215,000	206,669
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22		610,000	602,375
WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23		390,000	396,825
WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26		110,000	112,888

			2,142,426
Metals (3.8%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		320,000	346,800
Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21		200,000	205,000
ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)		80,000	88,300
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		395,000	449,718
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25		665,000	695,125
Cleveland-Cliffs, Inc. company guaranty sr. unsec. notes 5.75%, 3/1/25		120,000	114,900
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (Netherlands)		250,000	245,313
Constellium NV 144A company guaranty sr. unsec. notes 5.75%, 5/15/24 (Netherlands)		315,000	313,819
Constellium NV 144A sr. unsec. notes 6.625%, 3/1/25 (Netherlands)		250,000	255,000
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)		360,000	333,900
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)		405,000	429,300
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		175,000	153,127
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)		355,000	364,319
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22		180,000	189,900
New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)		170,000	150,450
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		675,000	672,469
Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24		365,000	373,213
Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26		160,000	163,400
Steel Dynamics, Inc. company guaranty sr. unsec. notes 4.125%, 9/15/25		125,000	122,188
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24		265,000	273,613
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)		170,000	169,803
TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25		515,000	498,788
Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23		415,000	440,938

			7,049,383
Oil and gas (10.0%)
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)		455,000	476,044
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. company guaranty sr. unsec. notes 7.875%, 12/15/24		220,000	81,400
Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23		185,000	187,544
Antero Resources Corp. company guaranty sr. unsec. notes 5.00%, 3/1/25		110,000	108,075
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22		275,000	276,458
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22		279,000	305,589
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 7.00%, 11/1/26		130,000	124,963
Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)		165,000	153,244
California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20		315,000	296,100
California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22		226,000	177,478
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		265,000	295,144
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25		730,000	793,875
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		450,000	471,938
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 6/15/27		155,000	152,675
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 1/15/25		440,000	448,800
Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23		505,000	493,638
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 9.75%, 8/15/26		485,000	446,200
Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44		295,000	299,850
Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		585,000	541,125
DCP Midstream Operating LP company guaranty sr. unsec. unsub. notes 5.375%, 7/15/25		175,000	182,438
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		385,000	396,550
Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21		324,000	315,090
Denbury Resources, Inc. 144A notes 7.50%, 2/15/24		125,000	106,719
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		735,000	767,156
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 11/1/24		195,000	199,349
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		595,000	623,263
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 5.50%, 1/30/26		205,000	210,125
Energy Transfer Partners LP company guaranty sr. unsec. notes 5.875%, 1/15/24		295,000	322,009
Energy Transfer Partners LP company guaranty sr. unsec. notes 5.50%, 6/1/27		180,000	195,018
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		760,000	722,494
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 9.375%, 5/1/24		374,000	132,770
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 7.75%, 5/15/26		200,000	162,500
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26		635,000	646,113
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24		635,000	657,225
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26		395,000	349,575
Jagged Peak Energy, LLC company guaranty sr. unsec. notes 5.875%, 5/1/26		215,000	213,183
MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)		80,000	74,600
MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)		285,000	263,625
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		455,000	448,257
Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22		5,000	5,338
Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24		150,000	135,053
Noble Holding International, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 2/1/26		200,000	185,500
Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23		410,000	410,000
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		105,000	106,050
Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26		325,000	309,563
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		405,000	401,583
Range Resources Corp. company guaranty sr. unsec. notes 5.00%, 3/15/23		95,000	93,100
Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23		35,000	32,869
Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22		570,000	563,588
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		130,000	123,500
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		380,000	351,500
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22		12,000	12,000
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		310,000	310,865
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28		255,000	251,494
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29		95,000	103,194
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/15/27		155,000	167,206
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		240,975	244,288
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		110,000	114,400
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 7.50%, 4/15/31		170,000	145,350
Transocean, Inc. 144A company guaranty sr. unsec. notes 9.00%, 7/15/23		13,000	13,861
Vermilion Energy, Inc. 144A company guaranty sr. unsec. notes 5.625%, 3/15/25 (Canada)		195,000	189,150
Whiting Petroleum Corp. sr. unsec. notes 6.625%, 1/15/26		315,000	308,700
Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32		110,000	153,063
Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31		200,000	254,661
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		255,000	286,875
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26		240,000	243,600
WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22		44,000	45,650

			18,680,200
Publishing (0.3%)
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26		525,000	551,250

			551,250
Regional Bells (0.6%)
Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25		860,000	565,988
Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26		535,000	497,550

			1,063,538
Retail (0.7%)
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		395,000	401,419
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26		175,000	172,375
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		450,000	447,750
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		325,000	315,250

			1,336,794
Technology (4.8%)
Avaya, Inc. 144A escrow notes 7.00%, 4/1/20 (F)		1,150,000	—
Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26		590,000	572,300
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26		1,105,000	1,188,484
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		365,000	387,028
First Data Corp. 144A notes 5.75%, 1/15/24		530,000	544,973
First Data Corp. 144A sr. notes 5.375%, 8/15/23		375,000	382,969
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24		148,000	131,850
Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)		720,000	719,316
Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22		355,000	359,881
Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)		315,000	392,138
Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23		760,000	763,800
Qorvo, Inc. 144A sr. unsec. notes 5.50%, 7/15/26		255,000	263,313
Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24		710,000	769,583
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27		640,000	646,400
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25		765,000	770,738
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		765,000	735,356
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		400,000	382,000

			9,010,129
Telecommunications (5.0%)
Altice Finco SA 144A company guaranty sr. unsec. unsub. notes 7.625%, 2/15/25 (Luxembourg)		600,000	546,000
Altice France SA 144A sr. bonds 6.25%, 5/15/24 (France)		230,000	231,725
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		80,000	82,750
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24		95,000	97,165
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		735,000	714,567
CommScope Technologies, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 3/15/27		40,000	35,467
Digicel Group Two Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)		320,000	203,200
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)		635,000	666,941
Intelsat Connect Finance SA 144A company guaranty sr. unsec. notes 9.50%, 2/15/23 (Luxembourg)		860,000	761,358
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)		790,000	801,850
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.625%, 2/1/23		585,000	591,581
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		715,000	713,213
SFR Group SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)		510,000	499,800
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		1,325,000	1,273,656
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		1,050,000	1,099,875
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		845,000	887,250

			9,206,398
Telephone (0.8%)
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25		515,000	536,270
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		355,000	366,981
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		380,000	376,675
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26		160,000	159,913

			1,439,839
Textiles (0.2%)
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		325,000	325,878

			325,878
Transportation (0.3%)
Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23		465,000	467,325

			467,325
Utilities and power (2.8%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.50%, 4/15/25		520,000	539,500
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27		180,000	187,234
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.875%, 5/15/23		255,000	258,188
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.50%, 3/15/23		165,000	166,650
Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25		685,000	681,575
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		250,000	248,750
Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24		145,000	148,263
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		445,000	487,520
GenOn Energy, Inc./NRG Americas, Inc. company guaranty sub. FRN (BBA LIBOR USD 6 Month + 6.50%), 9.392%, 12/1/23		34,687	34,427
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		375,000	412,500
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		555,000	597,319
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28		155,000	164,300
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20		415,000	1,660
Vistra Energy Corp. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24		287,000	303,508
Vistra Energy Corp. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26		225,000	245,250
Vistra Operations Co., LLC 144A sr. unsec. notes 5.625%, 2/15/27		185,000	192,400
Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26		435,000	452,400

			5,121,444

Total corporate bonds and notes (cost $161,401,459)			$160,180,093

SENIOR LOANS (5.5%)(a)(c)
	Principal amount	Value
Capital goods (0.5%)
GFL Environmental, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.499%, 5/31/25	$189,523	$183,245
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.499%, 3/28/25	316,141	292,905
Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.629%, 11/15/23	385,000	360,617

		836,767
Communication services (0.4%)
Asurion, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 6.50%), 8.993%, 8/4/25	515,000	521,116
WideOpenWest Finance, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.741%, 8/19/23	290,000	278,219

		799,335
Consumer cyclicals (2.5%)
Academy, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.49%, 7/2/22	124,440	88,663
Cineworld Finance US, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.999%, 2/28/25	209,446	204,262
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 6.633%, 5/5/24	94,758	93,811
iHeartCommunications, Inc. bank term loan FRN Ser. D, (BBA LIBOR USD 3 Month + 8.75%), 11.243%, 1/30/20 (In default)(NON)	639,000	454,489
J. Crew Group, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.22%), 6.013%, 3/5/21	243,620	165,784
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 11.727%, 5/21/24	400,000	381,000
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 7.761%, 10/16/23	198,941	197,200
Navistar Financial Corp Owner Trust bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.25%, 7/30/25	99,500	99,127
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.89%, 11/6/24	786,702	782,440
Refinitiv US Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.243%, 10/1/25	992,513	962,117
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 10.50%, 2/28/26	270,000	233,550
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 6.00%, 2/28/25	272,175	255,164
Star Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 7.479%, 2/8/26	145,000	143,490
Talbots, Inc. (The) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 7.00%), 9.493%, 11/28/22	398,950	386,982
Travelport Finance Luxembourg Sarl bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 7.633%, 3/18/26 (Luxembourg)	265,000	258,044

		4,706,123
Consumer staples (0.4%)
Ascend Learning, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.493%, 7/12/24	184,532	180,726
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.956%, 6/21/24	474,421	454,258
Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 6.128%, 9/7/23	255,505	184,219

		819,203
Energy (0.9%)
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 10.38%), 12.868%, 12/31/21	265,000	278,913
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 7.037%, 12/31/22	285,000	279,300
Eagleclaw Midstream Ventures, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.879%, 6/30/24	307,381	287,978
FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 7.243%, 4/16/21	107,358	106,955
KCA Deutag US Finance, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 6.75%), 9.553%, 3/21/23	158,780	135,162
Keane Group Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.313%, 5/25/25	647	619
Oryx Southern Delaware Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.743%, 2/28/25	287,100	277,769
Traverse Midstream Partners, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.60%, 9/27/24	248,750	248,128

		1,614,824
Financials (0.2%)
Forest City Enterprises LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.512%, 12/7/25	290,000	290,725

		290,725
Health care (0.3%)
Air Methods Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 6.303%, 4/21/24	245,625	183,482
Bausch Health Cos., Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.481%, 6/1/25	235,875	234,023
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.749%, 6/1/25	132,300	127,284

		544,789
Technology (0.3%)
Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.778%, 12/15/24	200,166	199,015
Kronos, Inc./MA bank term loan FRN (BBA LIBOR USD 3 Month + 8.25%), 10.986%, 11/1/24	310,000	313,654
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.738%, 11/3/23	93,264	87,085

		599,754

Total senior loans (cost $10,819,631)		$10,211,520

COMMON STOCKS (1.2%)(a)
	Shares	Value
Advanz Pharma Corp. (Canada)(NON)	1,941	$33,735
Ally Financial, Inc.	15,165	416,886
Avaya Holdings Corp.(NON)	14,763	248,461
Charter Communications, Inc. Class A(NON)	1,030	357,317
CHC Group, LLC (acquired 3/23/17, cost $32,379) (Cayman Islands)(RES)(NON)	2,233	112
CIT Group, Inc.	6,345	304,370
GenOn Energy, Inc.	434	60,760
Live Nation Entertainment, Inc.(NON)	3,790	240,817
MWO Holdings, LLC (Units)(F)	281	9,506
Nine Point Energy(F)	6,715	96,965
Seven Generations Energy, Ltd. Class A (Canada)(NON)	12,595	90,951
T-Mobile US, Inc.(NON)	3,499	241,781
Tervita Corp. (Canada)(NON)	748	3,370
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	36,615	25,997
Tribune Media Co. Class 1C	93,841	60,997

Total common stocks (cost $2,607,787)		$2,192,025

CONVERTIBLE PREFERRED STOCKS (0.5%)(a)
	Shares	Value
Crown Castle International Corp. Ser. A, 6.875% cv. pfd.	316	$373,828
EPR Properties Ser. C, $1.438 cv. pfd.(R)	13,177	414,944
Nine Point Energy 6.75% cv. pfd.	144	169,399

Total convertible preferred stocks (cost $744,544)		$958,171

CONVERTIBLE BONDS AND NOTES (0.5%)(a)
	Principal amount	Value
CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20 (acquired 2/2/17, cost $79,504) (Cayman Islands)(RES)	$114,839	$39,045
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	168,000	142,716
Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27	280,000	308,218
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.00%, 12/1/20	357,000	441,209

Total convertible bonds and notes (cost $955,430)		$931,188

SHORT-TERM INVESTMENTS (4.4%)(a)
	Shares	Value
Putnam Short Term Investment Fund 2.64%(AFF)	8,117,791	$8,117,791

Total short-term investments (cost $8,117,791)		$8,117,791
TOTAL INVESTMENTS

Total investments (cost $184,646,642)		$182,590,788

	FORWARD CURRENCY CONTRACTS at 3/31/19 (aggregate face value $2,521,821) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Euro	Sell	6/19/19	$773,350	$786,412	$13,062
	Citibank, N.A.
		Canadian Dollar	Buy	4/17/19	126,890	126,652	238
		Canadian Dollar	Sell	4/17/19	126,890	125,143	(1,747)
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Sell	4/17/19	201,452	194,656	(6,796)
	State Street Bank and Trust Co.
		Canadian Dollar	Buy	4/17/19	580,177	589,829	(9,652)
		Canadian Dollar	Sell	4/17/19	580,177	577,709	(2,468)
	UBS AG
		British Pound	Sell	6/19/19	119,375	121,420	2,045

	Unrealized appreciation						15,345

	Unrealized (depreciation)						(20,663)

	Total						$(5,318)
*	The exchange currency for all contracts listed is the United States Dollar.

Key to holding's currency abbreviations
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2019 through March 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $185,968,858.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $39,157, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/19
Short-term investments
	Putnam Short Term Investment Fund*	$3,447,187	$13,468,065	$8,797,461	$50,907	$8,117,791

	Total Short-term investments	$3,447,187	$13,468,065	$8,797,461	$50,907	$8,117,791
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $20,484 to cover certain derivative contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $20,425 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$3,370	$—	$—
Communication services	599,098	—	—
Consumer cyclicals	240,817	60,997	—
Energy	90,951	112	106,471
Financials	721,256	—	—
Health care	33,735	—	—
Technology	248,461	—	—
Utilities and power	—	25,997	60,760

Total common stocks	1,937,688	87,106	167,231
Convertible bonds and notes	—	931,188	—
Convertible preferred stocks	—	958,171	—
Corporate bonds and notes	—	160,178,321	1,772
Senior loans	—	10,211,520	—
Short-term investments	8,117,791	—	—

Totals by level	$10,055,479	$172,366,306	$169,003
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(5,318)	$—

Totals by level	$—	$(5,318)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	15,345	20,663

Total	$15,345	$20,663

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$2,800,000
Warrants (number of warrants)	2,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com